CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (5,159)	$ (2,267)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,289	988
Stock-based compensation	0	0
Foreign Exchange differences	0	(131)
Increase in trade receivables, net	(1,437)	(1,147)
Decrease (increase) in other accounts receivable and prepaid expenses	(202)	2
Increase in inventories, net	(80)	(1,163)
Increase in other non-current assets	0	232
Increase (decrease) in trade payables	(40)	(988)
Increase in employees and payroll accruals	(317)	(70)
Increase (decrease) in accrued severance pay	(31)	(136)
Increase in accrued expenses and other liabilities	1,842	492
Net cash used in operating activities	(4,134)	(4,188)
Cash flows from investing activities:
Purchase of property and equipment	(276)	(492)
Purchase of Intangible assets	0	0
Decrease (Increase) In Severance Pay Fund	29	127
Capitalization of software development costs	(572)	(439)
Net cash provided by (used in) investing activities	(819)	(804)
Cash flows from financing activities:
Issuance of share capital, net of issuance costs	4,281	0
Proceeds from exercise of options and warrants, net	0	5,022
Long-term Debt, Net	0	8,290
Related parties	(11)	(1,391)
Net cash provided by (used in) financing activities	4,270	11,921
Increase (decrease) in cash, cash equivalents and restricted cash	(683)	6,929
Cash, cash equivalents and restricted cash at the beginning of the year	4,604	3,952
Cash, cash equivalents and restricted cash at the end of the period	$ 3,921	$ 10,881